Investor A, C and Institutional [Member] Expense Example, No Redemption - Investor A, C and Institutional - BLACKROCK MANAGED INCOME FUND - INVESTOR C SHARES	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 148
Expense Example, No Redemption, 3 Years	505
Expense Example, No Redemption, 5 Years	887
Expense Example, No Redemption, 10 Years	$ 1,758